Right Of Use Assets And Lease Liabilities - Summary of effect of initial application of IFRS 16 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities:
As of the beginning of the year	$ 801,211	$ 907,963
Additions	57,236	7,026
Financial restatements	43,185	75,468
Foreign Exchange gain /(losses)	(107,287)	32,806
Payments	(176,737)	(222,052)
As of the end of the year	314,724	801,211
Decrease	(302,884)	0
Right of use assets:
As of the beginning of the year	675,333	838,306
Additions	57,236	7,026
Decrease	(280,639)	0
Depreciation	(142,049)	(169,999)
As of the end of the year	$ 309,881	$ 675,333